Derivative Instruments - Schedule of Impact of Netting Agreements and Margin Deposits on Gross Derivative Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Asset derivative instruments at fair value
Gross derivative instruments recorded in the Consolidated Balance Sheet	$ 543,337	$ 527,073
Liability derivative instruments at fair value
Gross derivative instruments recorded in the Consolidated Balance Sheet	2,413,608	600,877
Commodity Contract
Asset derivative instruments at fair value
Gross derivative instruments recorded in the Consolidated Balance Sheet	543,337	527,073
Derivative instruments subject to master netting agreements	(468,266)	(328,809)
Margin requirements with counterparties	0	0
Net derivative instruments	75,071	198,264
Liability derivative instruments at fair value
Gross derivative instruments recorded in the Consolidated Balance Sheet	2,413,608	600,877
Derivative instruments subject to master netting agreements	(468,266)	(328,809)
Margin requirements with counterparties	(147,773)	(82,552)
Liability derivative instruments at fair value	$ 1,797,569	$ 189,516